Transactions With Related Parties And Affiliates - Note Receivable From Affiliates And Other (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 17, 2017	Jun. 30, 2019	Jun. 30, 2018	Nov. 15, 2012	Dec. 31, 2018	Mar. 16, 2017
Related Party Transaction [Line Items]
Notes receivable	$ (29,423)			$ 29,423	$ (29,423)			$ (29,423)
Note receivable from affiliates	$ 4,666				$ 4,666			$ 4,525
Common units outstanding	10,983,785				10,983,785			11,270,283
Navios Holdings' general partner interest in Navios Partners								2.00%
Other Income	$ 374	$ 146			$ 591	$ 720
Amounts due from related parties, long-term - Fair Value	38,086				38,086			$ 28,880
Non-cash interest income
Related Party Transaction [Line Items]
Notes receivable	616				616
Navios Holdings
Related Party Transaction [Line Items]
Value of consideration given				33,473
Payments to acquire notes receivable from affiliiates				$ 4,050
Note receivable, Amount to be received on maturity	50,937				50,937
Income from credit default insurance					14,162
Other Income			$ 2,396			$ 4,765
Amounts due from related parties, long-term - Fair Value	$ 14,612				14,612
Accrued interest and discount unwinding					581
Due From Related Party Write Offs					$ 3,642
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units				871,795
Closing share price									$ 33.75
Navios Holdings
Related Party Transaction [Line Items]
Common units interest percentage					18.40%
Common units outstanding	2,070,215				2,070,215
Navios Holdings' general partner interest in Navios Partners					2.10%
Supplemental Credit Default Insurance Maximum Cash Payment							$ 20,000
Due From Related Party Write Offs					$ 3,638